Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	2 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years